Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000219256 | SPDR Bloomberg 1-3 Month T-Bill ETF8926996
Holdings [Line Items]
Percent of Total Investments	4.30%
C000219256 | AT&T8927021
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219256 | Verizon Communications8927114
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219256 | Altria Group8927002
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219256 | PepsiCo8927086
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219256 | Merck8927069
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219256 | Alphabet8926999
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Philip Morris International8927090
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219256 | Colgate-Palmolive8927030
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219256 | US Bancorp8927111
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219256 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000219256 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219256 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219256 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219256 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219256 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219256 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219256 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219256 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219256 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219256 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219256 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000219256 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000219253 | Protagonist Therapeutics8926495
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | Dycom Industries8926108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | Coca-Cola Consolidated8926073
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | MDU Resources Group8926353
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | CNX Resources8926069
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | CACI International8926002
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | McKesson8926349
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Clearway Energy8926052
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Cencora8926016
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | InterDigital8926277
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219253 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219253 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000219253 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000219253 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219253 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219253 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000219253 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000219253 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219253 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219253 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219254 | AT&T8926677
Holdings [Line Items]
Percent of Total Investments	4.10%
C000219254 | Verizon Communications8926816
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219254 | Altria Group8926655
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219254 | PepsiCo8926769
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219254 | Merck8926740
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219254 | Alphabet8926653
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219254 | Philip Morris International8926776
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | Colgate-Palmolive8926688
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | US Bancorp8926812
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219254 | Pfizer8926772
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219254 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219254 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219254 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219254 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219254 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219254 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219254 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000219254 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219254 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000219254 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000219255 | International Seaways8926982
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219255 | EZCORP8926934
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219255 | Innoviva8926978
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219255 | HCI Group8926974
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219255 | Enact Holdings8926923
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219255 | Protagonist Therapeutics8927067
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219255 | Cal-Maine Foods8926879
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219255 | Pediatrix Medical Group8927046
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219255 | Teradata8927105
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219255 | Clearway Energy8926898
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219255 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219255 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219255 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000219255 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000219255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000219255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000219255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000219255 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226842 | Alphabet8927145
Holdings [Line Items]
Percent of Total Investments	6.60%
C000226842 | Apple8927150
Holdings [Line Items]
Percent of Total Investments	5.60%
C000226842 | NVIDIA8927314
Holdings [Line Items]
Percent of Total Investments	5.10%
C000226842 | Intuitive Surgical8927258
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226842 | Microsoft8927292
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226842 | Visa8927418
Holdings [Line Items]
Percent of Total Investments	4.20%
C000226842 | TJX8927382
Holdings [Line Items]
Percent of Total Investments	4.20%
C000226842 | Meta Platforms8927287
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226842 | Costco Wholesale8927203
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226842 | Mastercard8927283
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226842 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000226842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000226842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000226842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000226842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000226842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%